FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS (Schedule of fair value of financial instruments) (Details) - USD ($)	Jul. 31, 2017	Jul. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	$ 2,815,727	$ 2,062,205
Restricted cash	1,279,829	1,159,338
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	5,381,195	5,228,826
Marketable securities	2,815,727	2,062,205
Restricted cash	1,295,734	1,159,338
Security deposits payable	1,036,197	897,965
Mortgage	5,629,679	6,786,525
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	5,381,195	5,228,826
Marketable securities	2,815,727	2,062,205
Restricted cash	1,295,734	1,159,338
Security deposits payable	1,036,197	897,965
Mortgage	$ 5,403,180	$ 6,843,974